Schedule II - Condensed Statements of Earnings (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME
Net investment income	$ 61,530	$ 72,130	$ 94,443	$ 74,714	$ 76,847	$ 81,502	$ 74,271	$ 75,651	$ 302,817	$ 308,271	$ 261,698
Total income	1,020,636	793,050	1,213,845	(367,025)	446,885	409,623	540,750	792,549	2,660,506	2,189,807	619,106
EXPENSES
General and administrative expenses	142,394	115,828	144,830	98,427	116,780	97,365	100,676	98,263	501,479	413,084	348,786
Interest expense	16,872	15,003	14,018	13,415	13,519	14,950	13,036	11,036	59,308	52,541	25,696
Net foreign exchange losses (gains)	15,018	8,156	5,158	(11,939)	12,186	(13,665)	(2,579)	(3,854)	16,393	(7,912)	2,644
Total expenses	288,734	286,381	399,765	189,246	268,970	295,218	308,768	439,545	1,164,126	1,312,501	878,703
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR	831,524	623,938	807,478	(507,896)	202,764	126,668	240,767	367,890	1,755,044	938,089	(150,221)
Dividends on preferred shares	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(9,139)	(35,700)	(35,914)	(12,133)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$ 822,599	$ 615,013	$ 798,553	$ (516,821)	$ 193,839	$ 117,743	$ 231,842	$ 358,751	1,719,344	902,175	(162,354)
Enstar Group Limited
INCOME
Net investment income									1,680	3,649	142
Total income									1,680	3,649	142
EXPENSES
General and administrative expenses									45,689	44,964	68,977
Interest expense									51,739	51,508	27,353
Net foreign exchange losses (gains)									(2,655)	(21,516)	7,655
Total expenses									94,773	74,956	103,985
EARNINGS (LOSSES) BEFORE EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARIES									(93,093)	(71,307)	(103,843)
Equity in undistributed earnings (losses) of subsidiaries - continuing operations									1,831,886	1,002,021	(47,867)
Equity in undistributed earnings (losses) of subsidiaries - discontinued operations									16,251	7,375	1,489
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR									1,755,044	938,089	(150,221)
Dividends on preferred shares									(35,700)	(35,914)	(12,133)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS									$ 1,719,344	$ 902,175	$ (162,354)